Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Common Stock [Member]	DePont Company Net Investment [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]	Accumulated Deficit [Member]	Total
Total stockholders' equity, beginning balance at Dec. 31, 2012		$ 3,146	$ 0	$ 19	$ 2	$ 0	$ 3,167
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		423			1		424
Other comprehensive loss							0
Net transfers from DuPont		(374)					(374)
Total stockholders' equity, ending balance at Dec. 31, 2013		3,195	0	19	3	0	3,217
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		400			1		401
Other comprehensive loss							0
Net transfers from DuPont		55					55
Total stockholders' equity, ending balance at Dec. 31, 2014		3,650	0	19	4	0	3,673
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		25				(115)	(90)
Other comprehensive loss				(244)			(244)
Issuance of Common Stock at separation (in shares)	180,966,833
Issuance of Common Stock at separation	$ 2		(2)				0
Common Stock issued - compensation plans (in shares)	102,918
Establishment of pension plans, net and related accumulated other comprehensive income (loss)		268		(311)			(43)
Dividends declared		(100)	(5)				(105)
Non-cash debt exchange		(507)					(507)
Cash provided at separation by DuPont		247					247
Net transfers from DuPont		(3,583)	769				(2,814)
Stock-based compensation expense			13			0	13
Shares, ending balance at Dec. 31, 2015	181,069,751
Total stockholders' equity, ending balance at Dec. 31, 2015	$ 2	$ 0	$ 775	$ (536)	$ 4	$ (115)	$ 130